Stockholder's Equity	9 Months Ended
Feb. 28, 2017
Stockholder's Equity [Abstract]
STOCKHOLDER'S EQUITY

5. STOCKHOLDER’S EQUITY

 On June 5, 2015, the Company decided to increase the authorized amount of common shares that can be issued from 70,000,000 to 500,000,000 with the same par value of $0.0001 per share. The Company also declared a Fifty (50) to One (1) forward stock split effective immediately.

During fiscal year 2016, the Company issued 42,500 Common Shares at $0.0001 par value to an attorney for legal services rendered.

At February 28, 2017, there are 450,000,000 shares of common stock at a par value of $0.0001 and 50,000,000 preferred shares at $0.0001 per share authorized. There are 301,640,836 common and 50,000,000 preferred shares issued and outstanding.

The 50-1 stock split has been shown retroactively.

On December 5, 2016, the Company entered into an initial one year consulting agreement with Adebayo Ladipo. He has been compensated by receiving 7,500,000 shares of common stock valued at $75,000 based on the market price of the common stock on this date. This was valued at $0.01 per share. At no time is he considered an employee of the Company. He is an Independent Contractor and able to pursue other interests.

On January 24, 2017, The Company allowed Taiwo Aimasiko, its CEO to retire 150,000,000 shares of common stock in exchange for 50,000,000 Series B preferred shares.